Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 205,592,425.41
Previously Paid Amount	28,302.06
Total Fee Amount	28,358.92
Total Offset Amount	0.00
Net Fee	$ 56.86
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A